Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	528,384	(494,791)	33,593
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,001,857	$(693,426)	$19,308,431

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

[1] Represents the estimated net realizable value of equipment previously intended for use on the Brisas Project.

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted the Company the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the La Tortuga Property for $2 million. As of June 30, 2013, the Company had recorded as mineral property a total of $275,010 in option payments.